9. INVESTMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Net revenues	R$ 22,968,885	R$ 18,524,601	R$ 17,148,949
Cost of sales and services	16,105,657	13,596,141	12,640,042
Gross profit	6,863,228	4,928,460	4,508,907
Operating (expense) income	83,332	(1,944,495)	(2,563,431)
Finance income (costs), net	(1,495,643)	(2,463,627)	(2,522,427)
Income before income tax and social contribution	5,450,917	520,338	(576,951)
Current and deferred income tax and social contribution	250,334	409,109	266,546
Profit (loss) for the year	(5,200,583)	(111,229)	R$ 853,058
Ita Energetica | Joint Operation
Disclosure of fair value measurement of assets [line items]
Net revenues	166,358	168,194
Cost of sales and services	(77,829)	(76,810)
Gross profit	88,529	91,384
Operating (expense) income	(60,104)	(58,465)
Finance income (costs), net	(126)	317
Income before income tax and social contribution	28,299	33,236
Current and deferred income tax and social contribution	(9,452)	(11,105)
Profit (loss) for the year	18,847	22,131
Joint Venture | MRS Logistica
Disclosure of fair value measurement of assets [line items]
Net revenues	3,726,448	3,492,805
Cost of sales and services	(2,476,628)	(2,307,108)
Gross profit	1,249,820	1,185,697
Operating (expense) income	(313,606)	(283,151)
Finance income (costs), net	(151,839)	(187,295)
Income before income tax and social contribution	784,375	715,251
Current and deferred income tax and social contribution	(262,760)	(254,001)
Profit (loss) for the year	521,615	461,250
Joint Venture | CBSI
Disclosure of fair value measurement of assets [line items]
Net revenues	166,080	135,399
Cost of sales and services	(142,254)	(120,647)
Gross profit	23,826	14,752
Operating (expense) income	(10,884)	(8,340)
Finance income (costs), net	(179)	(1,004)
Income before income tax and social contribution	12,763	5,408
Current and deferred income tax and social contribution	(3,761)	(1,838)
Profit (loss) for the year	9,002	3,570
Joint Venture | Transnordestina Logistica
Disclosure of fair value measurement of assets [line items]
Net revenues		0
Cost of sales and services		0
Gross profit		0
Operating (expense) income	(18,020)	(32,245)
Finance income (costs), net	(26,103)	(13,938)
Income before income tax and social contribution	(44,123)	(46,183)
Current and deferred income tax and social contribution		0
Profit (loss) for the year	R$ (44,123)	R$ (46,183)